Net Income per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income per Share
(14)	Net Income per Share

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Basic:
Net income	617,095	192,554	276,177
Less: Net income attributable to the noncontrolling interests	7,180	3,622	7,923
Net income attributable to the Company’s shareholders	609,915	188,932	268,254
Weighted average number of ordinary shares outstanding	1,239,264,464	1,092,601,338	1,073,891,784
Basic net income per ordinary share	0.49	0.17	0.25
Basic net income per ADS	9.84	3.46	5.00

Diluted:
Net income	617,095	192,554	276,177
Less: Net income attributable to the noncontrolling interests	7,180	3,622	7,923
Net income attributable to the Company’s shareholders	609,915	188,932	268,254
Weighted average number of ordinary shares outstanding	1,239,264,464	1,092,601,338	1,073,891,784
Weighted average number of dilutive potential ordinary shares from share options	1,589,570	628,098	399,576
Total	1,240,854,034	1,093,229,436	1,074,291,360
Diluted net income per ordinary share	0.49	0.17	0.25
Diluted net income per ADS	9.83	3.46	4.99

The shares subscribed by Participants under the 521 Plan is record as treasury shares and excluded from the computation of basic and diluted income per ordinary share during the year ended December 31, 2018 and 2019. Further, the contingently issuable shares subject to the 521 Plan will be excluded from basic income per ordinary share and diluted earnings per share until all the performance conditions have been satisfied.

In December 2020, the Group cancelled the 521 Plan without any replacement awards, and as a result, the Participants returned the subscribed shares to the Group (see more details in Note 19(b)). The returned shares were cancelled by the end of the year.